Borrowings, Financing And Debentures - Additional Information (Detail) R$ in Thousands, $ in Millions											12 Months Ended
	Oct. 02, 2019 BRL (R$)	Jul. 22, 2019 BRL (R$) shares	May 20, 2019 USD ($)	Sep. 28, 2018 BRL (R$)	Sep. 21, 2018 BRL (R$) shares	Feb. 16, 2018 BRL (R$)	Feb. 01, 2018 BRL (R$)	Sep. 28, 2017 BRL (R$) shares R$ / MWh	Mar. 16, 2015 BRL (R$) shares	Feb. 25, 2014 BRL (R$) shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 20, 2019 BRL (R$)	Feb. 01, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment Of Promissory Note							R$ 3,700,000
Notes Issuance Costs											R$ 6,737	R$ 5,364
Deferred Notes Issuance Costs											22,782	26,167
Unsecured Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount		R$ 1,576,450			R$ 1,000,000			R$ 2,600,000	R$ 800,000	R$ 600,000
Number Of Debentures Issued		157,645			100,000			260,000	80,000	60,000
Nominal Unit Value		R$ 10,000
Interest Costs											4,760	19,307
Debt Issuance Cost											13,354	R$ 8,986
Unsecured Debentures Due on February 24, 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds From Issue Of Debentures										R$ 214,385
Unsecured Debentures Due on February 24, 2017 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares										20,000
Borrowings Adjustment To Interest Rate Basis										107.00%
Borrowings Maturity										February 24, 2017
Unsecured Debentures Due on February 25, 2018 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares										20,000
Borrowings Adjustment To Interest Rate Basis										107.50%
Borrowings Maturity										February 25, 2018
Unsecured Debentures Due on February 25, 2019 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares										20,000
Borrowings Adjustment To Interest Rate Basis										108.00%
Borrowings Maturity										February 25, 2019
Unsecured Debentures Due on March 16, 2018 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares									40,000
Borrowings Adjustment To Interest Rate Basis									107.00%
Borrowings Maturity									March 16, 2018
Unsecured Debentures Due on March 16, 2019 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares									25,000
Borrowings Adjustment To Interest Rate Basis									108.25%
Borrowings Maturity									March 16, 2019
Unsecured Debentures Due on March 16, 2020 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares									15,000
Borrowings Adjustment To Interest Rate Basis									109.00%
Borrowings Maturity									March 16, 2020
Repayments Of Debentures											92,820
Unsecured Debentures Due on September 25, 2020 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares								77,273
Borrowings Maturity								September 25, 2020
Borrowings Interest Rate Basis								CDI rate + 1.4% p.a
Repayments Of Debentures											664,090
Unsecured Debentures Due on September 25, 2021 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares								182,727
Borrowings Maturity								September 25, 2021
Borrowings Interest Rate Basis								CDI rate + 1.75% p.a
Unsecured Debentures Due August 14, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount						R$ 1,400,000
Borrowings Adjustment To Interest Rate Basis				110.00%
Borrowings Maturity						August 14, 2019
Repayments Of Debentures						R$ 400,000					400,000
Amortization Of Borrowings				R$ 1,000,000
Unsecured Debentures Due September 21, 2020 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares					38,904
Borrowings Adjustment To Interest Rate Basis					109.50%
Borrowings Maturity					September 21, 2020
Repayments Of Debentures											382,960
Unsecured Debentures Due September 21, 2021 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares					30,831
Borrowings Adjustment To Interest Rate Basis					110.50%
Borrowings Maturity					September 21, 2021
Unsecured Debentures Due September 21, 2022 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares					30,265
Borrowings Adjustment To Interest Rate Basis					112.00%
Borrowings Maturity					September 21, 2022
Unsecured Debentures Due August 26, 2024 [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares		40,000
Borrowings Adjustment To Interest Rate Basis		1.00%
Borrowings Maturity		August 26, 2024
Borrowings Interest Rate Basis		100% of the cumulative variation of the average daily rates of Interbank Deposits (DI) plus 1%
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares		9,570
Borrowings Adjustment To Interest Rate Basis		1.15%
Borrowings Maturity		August 26, 2024
Borrowings Interest Rate Basis		100% of the cumulative variation of the average daily rates of Interbank Deposits (DI) plus 1.15% for other series.
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Three [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares		68,623
Borrowings Adjustment To Interest Rate Basis		1.15%
Borrowings Maturity		August 26, 2024
Borrowings Interest Rate Basis		100% of the cumulative variation of the average daily rates of Interbank Deposits (DI) plus 1.15% for other series.
Unsecured Debentures Due August 26, 2024 [Member] | Tranche Four [Member]
Disclosure of detailed information about borrowings [line items]
Number Of Debentures Issued | shares		39,452
Borrowings Adjustment To Interest Rate Basis		1.15%
Borrowings Maturity		August 26, 2024
Borrowings Interest Rate Basis		100% of the cumulative variation of the average daily rates of Interbank Deposits (DI) plus 1.15% for other series.
Notes Interest Rate 5.375% [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount | $														$ 750
Borrowings Adjustment To Interest Rate Basis														5.375%
Borrowings Maturity							February 1, 2023
Letter Of Credit With Financial Institution [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount | $			$ 50
Borrowings Maturity			May 20, 2022
Borrowings Interest Rate Basis			Libor + 1.1% p.a. + the exchange rate variation
Export Credit Note [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount	R$ 83,340
Borrowings Interest Rate Basis	CDI + 0.60% p.a
Promissory notes [member]
Disclosure of detailed information about borrowings [line items]
Notes Issuance Costs											R$ 11,135
Deferred Notes Issuance Costs													R$ 20,962
Promissory notes [member] | Series One [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount													2,200,000
Promissory notes [member] | Series Two [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount													R$ 700,000